SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 14, 2022	Feb. 21, 2022	Feb. 21, 2022	Sep. 13, 2021	Jan. 21, 2020	Apr. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	May 06, 2022
Subsequent Event [Line Items]
Shares issued for cash, shares			15,035,000	1,100,630	300,000,000				9,833,750
Stock Issued During Period, Value, New Issues								$ 3,084,003	$ 3,084,039	$ 1,132,843
Debt unamortized debt discount									26,919	$ 170,438
Legal fees							$ 45,498		96,334
Inventory									78,629
Inventory, Work in Process, Gross									2,425
Inventory, Raw Materials, Gross									$ 381,138
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued for cash, shares	6,567,143	15,035,000				4,915,644
Stock Issued During Period, Value, New Issues	$ 176,678	$ 1,202,800				$ 153,324
Legal and financing fees						$ 34,500
Legal fees	$ 70,102
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Mast Hill L P Inc [Member]
Subsequent Event [Line Items]
Debt principal amount											$ 750,000
Purchase price											675,000.00
Debt unamortized debt discount											$ 75,000.00
Debt interest rate											15.00%
Warrants to purchase											9,375,000